AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2019
(unaudited)

Principal
Amount	Corporate Bonds (96.0%)	Value	(a)

	Communication Services (19.1%)

	Advertising Sales (1.2%)
	Outfront Media Capital LLC/Outfront Media Capital Corp.
$1,900,000	5.875%, 03/15/25	$1,959,375

	Advertising Services (1.4%)
	Lamar Media Corp.
1,500,000	5.000%, 05/01/23	1,528,125
750,000	5.375%, 01/15/24	769,688

		2,297,813

	Broadcast Services/Program (1.0%)
	Nexstar Broadcasting, Inc.
1,625,000	5.875%, 11/15/22	1,661,563

	Cable/Satellite TV (4.4%)
	CCO Holdings LLC
2,425,000	5.250%, 03/15/21	2,426,940
2,975,000	5.250%, 09/30/22	3,009,138
2,000,000	5.750%, 01/15/24	2,045,000

		7,481,078

	Cellular Telecom (2.8%)
	Sprint Communications, Inc.
700,000	7.000%, 08/15/20	722,547

	Sprint Corp.
1,425,000	7.250%, 09/15/21	1,520,618

	T-Mobile USA, Inc.
1,450,000	6.000%, 03/01/23	1,477,101
1,000,000	6.000%, 04/15/24	1,037,500

	T-Mobile USA, Inc. (Escrow Placeholder Bonds)
1,450,000	6.000%, 03/01/23**+	0
1,000,000	6.000%, 04/15/24**+	0

		4,757,766

	Commercial Services (1.4%)
	Nielsen Finance LLC/Nielsen Finance Co.
2,400,000	4.500%, 10/01/20	2,406,216

	Internet Connectivity Services (1.1%)
	Zayo Group LLC
1,800,000	6.000%, 04/01/23	1,847,250

	Radio (0.5%)
	Sirius XM Radio, Inc.
850,000	5.375%, 04/15/25 144A	880,813

	Satellite Telecom (1.0%)
	Hughes Satellite Systems Corp.
1,625,000	7.625%, 06/15/21	1,750,938

	Telephone - Integrated (2.2%)
	Level 3 Financing, Inc.
1,125,000	6.125%, 01/15/21	1,127,250
2,125,000	5.375%, 08/15/22	2,136,953
350,000	5.375%, 05/01/25	362,527

		3,626,730

	Television (0.4%)
	AMC Networks, Inc.
625,000	5.000%, 04/01/24	643,769

	Theaters (1.7%)
	Live Nation Entertainment, Inc.
2,750,000	5.375%, 06/15/22 144A	2,784,375

	Total Communication Services	32,097,686

	Consumer Discretionary (20.1%)

	Casinos & Gaming (8.8%)
	Boyd Gaming Corp.
3,000,000	6.875%, 05/15/23	3,112,500
550,000	6.375%, 04/01/26	583,000

	Eldorado Resorts, Inc.
5,000,000	7.000%, 08/01/23	5,225,000
2,175,000	6.000%, 04/01/25	2,294,625

	MGM Resorts International
350,000	6.625%, 12/15/21	379,173

	Scientific Games International, Inc.
3,150,000	10.000%, 12/01/22	3,276,000

		14,870,298

	Consumer Services (0.5%)
	ServiceMaster Co. LLC
850,000	5.125%, 11/15/24 144A	881,875

	Cruise Lines (0.9%)
	NCL Corp. Ltd.
1,400,000	4.750%, 12/15/21 144A	1,423,940

	Distribution/Wholesale (0.8%)
	LKQ Corp.
1,300,000	4.750%, 05/15/23	1,316,250

	Food - Catering (2.1%)
	Aramark Corp.
3,475,000	5.125%, 01/15/24	3,587,938

	Funeral Service & Related Items (2.0%)
	Service Corp. International
3,300,000	5.375%, 05/15/24	3,405,732

	Hotels & Motels (1.0%)
	Hilton Domestic Operating Co., Inc.
775,000	4.250%, 09/01/24	789,531
875,000	5.125%, 05/01/26	918,750

		1,708,281

	Resorts/Theme Parks (0.7%)
	Cedar Fair LP
1,100,000	5.375%, 06/01/24	1,131,625

	Security Services (1.1%)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
1,725,000	9.250%, 05/15/23 144A	1,813,493

	Theaters (2.2%)
	Cinemark Holdings, Inc.
2,800,000	5.125%, 12/15/22	2,835,000
900,000	4.875%, 06/01/23	912,375

		3,747,375

	Total Consumer Discretionary	33,886,807

	Consumer Staples (5.2%)

	Consumer Products - Miscellaneous (1.3%)
	Central Garden & Pet Co.
2,100,000	6.125%, 11/15/23	2,173,500

	Food - Retail (2.4%)
	Albertsons Companies, Inc./Safeway, Inc.
1,000,000	6.625%, 06/15/24	1,047,500

	Ingles Markets, Inc.
2,900,000	5.750%, 06/15/23	2,961,625

		4,009,125

	Food - Wholesale/Distributors (1.5%)
	Performance Food Group, Inc.
1,725,000	5.500%, 06/01/24 144A	1,761,656

	US Foods, Inc.
850,000	5.875%, 06/15/24 144A	875,500

		2,637,156

	Total Consumer Staples	8,819,781

	Energy (2.1%)

	Midstream Oil & Gas (0.6%)
	Cheniere Energy Partners L.P.
975,000	5.250%, 10/01/25	1,011,563

	Oil Company - Exploration & Production (1.1%)
	Continental Resources, Inc.
1,804,000	5.000%, 09/15/22	1,819,826

	Oil Refining & Marketing (0.4%)
	Murphy Oil USA, Inc.
700,000	6.000%, 08/15/23	714,560

	Total Energy	3,545,949

	Financials (15.1%)

	Decision Support Software (0.4%)
	MSCI, Inc.
625,000	5.250%, 11/15/24 144A	645,313

	Finance - Investment Banker/Broker (1.0%)
	LPL Holdings, Inc.
1,625,000	5.750%, 09/15/25 144A	1,690,000

	REITS - Diversified (5.4%)
	Equinix, Inc.
2,125,000	5.375%, 01/01/22	2,172,813
3,525,000	5.375%, 04/01/23	3,603,255

	SBA Communications Corp.
1,800,000	4.875%, 07/15/22	1,824,030
600,000	4.875%, 09/01/24	621,000

	VICI Properties LLC
725,000	8.000%, 10/15/23	792,643

		9,013,741

	REITS - Healthcare (1.4%)
	MPT Operating Partnership LP
2,325,000	6.375%, 03/01/24	2,437,274

	REITS - Hotels (3.7%)
	ESH Hospitality, Inc.
1,300,000	5.250%, 05/01/25 144A	1,344,200

	Ryman Hospitality Properties
4,750,000	5.000%, 04/15/23	4,845,000

		6,189,200

	REITS - Storage (3.2%)
	Iron Mountain, Inc.
4,450,000	6.000%, 08/15/23	4,555,020
875,000	5.750%, 08/15/24	883,750

		5,438,770

	Total Financials	25,414,298

	Healthcare (11.8%)

	Diagnostic Equipment (2.6%)
	Avantor, Inc.
2,200,000	6.000%, 10/01/24 144A	2,357,366
1,850,000	9.000%, 10/01/25 144A	2,072,000

		4,429,366

	Medical Equipment (1.2%)
	Teleflex, Inc.
2,000,000	5.250%, 06/15/24	2,060,000

	Medical Information Systems (0.8%)
	Change Healthcare Holdings LLC
1,325,000	5.750%, 03/01/25 144A	1,344,875

	Medical Products (1.8%)
	Hill-Rom Holdings, Inc.
2,000,000	5.750%, 09/01/23 144A	2,053,400
850,000	5.000%, 02/15/25 144A	884,000

		2,937,400

	Medical - HMO (2.5%)
	Centene Corp.
2,300,000	5.625%, 02/15/21	2,332,683
900,000	6.125%, 02/15/24	936,180

	Wellcare Health Plans, Inc.
900,000	5.250%, 04/01/25	937,125

		4,205,988

	Medical - Hospitals (1.2%)
	HCA Holdings, Inc.
900,000	6.250%, 02/15/21	942,390
950,000	7.500%, 02/15/22	1,052,885

		1,995,275

	Physical Therapy/Rehabilitation Centers (1.7%)
	Encompass Health Corp.
1,900,000	5.125%, 03/15/23	1,933,250
918,000	5.750%, 11/01/24	927,593

		2,860,843

	Total Healthcare	19,833,747

	Industrials (5.6%)

	Aerospace/Defense - Equipment (1.3%)
	Moog, Inc.
2,125,000	5.250%, 12/01/22 144A	2,159,531

	Building - Heavy Construction (0.8%)
	MasTec, Inc.
1,350,000	4.875%, 03/15/23	1,370,250

	Diversified Manufacturing Operations (1.0%)
	Actuant Corp.
1,750,000	5.625%, 06/15/22	1,765,313

	Electric Products - Miscellaneous (1.4%)
	WESCO Distribution, Inc.
2,350,000	5.375%, 12/15/21	2,364,688

	Rental Auto/Equipment (0.5%)
	United Rentals North America, Inc.
850,000	5.500%, 07/15/25	884,425

	Waste Management (0.6%)
	Covanta Holding Corp.
925,000	5.875%, 07/01/25	964,313

	Total Industrials	9,508,520

	Information Technology (12.4%)

	Applications Software (1.9%)
	PTC, Inc.
3,000,000	6.000%, 05/15/24	3,142,500

	Commercial Services - Finance (1.2%)
	Refinitiv US Holdings, Inc.
1,975,000	6.250%, 05/15/26 144A	2,118,168

	Computer Hardware & Storage (1.7%)
	Dell International LLC/EMC Corp.
750,000	5.875%, 06/15/21 144A	762,000
2,000,000	7.125%, 06/15/24 144A	2,108,000

		2,870,000

	Computer Services (3.7%)
	GCI LLC
950,000	6.625%, 06/15/24 144A	1,024,813
4,925,000	6.875%, 04/15/25	5,183,563

		6,208,376

	Consulting Services (1.0%)
	Booz Allen Hamilton, Inc.
950,000	5.125%, 05/01/25 144A	976,125

	Gartner, Inc.
625,000	5.125%, 04/01/25 144A	653,906

		1,630,031

	Internet Security (0.4%)
	Symantec Corp.
675,000	5.000%, 04/15/25 144A	682,437

	Office Automation & Equipment (1.2%)
	CDW Corp.
1,950,000	5.000%, 09/01/23	1,999,530

	Web Hosting/Design (1.3%)
	VeriSign, Inc.
2,175,000	4.625%, 05/01/23	2,210,888

	Total Information Technology	20,861,930

	Materials (3.0%)

	Containers - Paper/Plastic (1.6%)
	Berry Global, Inc.
2,150,000	5.500%, 05/15/22	2,179,563

	Graphic Packaging International LLC
550,000	4.875%, 11/15/22	574,750

		2,754,313

	Garden Products (1.4%)
	Scotts Miracle-Gro Co.
2,275,000	6.000%, 10/15/23	2,346,663

	Total Materials	5,100,976

	Utilities (1.6%)

	Independent Power Producers (1.6%)
	NRG Energy, Inc.
1,675,000	6.625%, 01/15/27		1,814,611

	Vistra Energy Corp.
825,000	5.875%, 06/01/23		842,738

	Total Utilities		2,657,349

	Total Corporate Bonds (cost $160,232,740)		161,727,043

Shares	Short-Term Investment (2.5%)

4,232,169	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 1.84%* (cost $4,232,169)		4,232,169

	Total Investments (cost $164,464,909 - note b)	98.5%	165,959,212
	Other assets less liabilities	1.5	2,495,681
	Net Assets	100.0%	$168,454,893

Percent of
Corporate
Portfolio Distribution	Bonds
Advertising Sales	1.2%
Advertising Services	1.4
Aerospace/Defense - Equipment	1.3
Applications Software	1.9
Broadcast Services/Program	1.0
Building - Heavy Construction	0.9
Cable/Satellite TV	4.6
Casinos & Gambling	9.2
Cellular Telecom	2.9
Commercial Services	1.5
Commercial Services - Finance	1.3
Computer Hardware & Storage	1.8
Computer Services	3.8
Consulting Services	1.0
Consumer Products - Miscellaneous	1.4
Consumer Services	0.6
Containers - Paper/Plastic	1.7
Cruise Lines	0.9
Decision Support Software	0.4
Diagnostic Equipment	2.7
Distribution/Wholesale	0.8
Diversified Manufacturing Operations	1.1
Electric Products - Miscellaneous	1.5
Finance - Investment Banker/Broker	1.1
Food - Catering	2.2
Food - Retail	2.5
Food - Wholesale/Distributors	1.6
Funeral Service & Related Items	2.1
Garden Products	1.5
Hotels & Motels	1.1
Independent Power Producers	1.7
Internet Connectivity Services	1.1
Internet Security	0.4
Medical - HMO	2.6
Medical - Hospitals	1.2
Medical Equipment	1.3
Medical Information Systems	0.8
Medical Products	1.8
Midstream Oil & Gas	0.6
Office Automation & Equipment	1.2
Oil Company - Exploration & Production	1.1
Oil Refining & Marketing	0.4
Physical Therapy/Rehabilitation Centers	1.8
Radio	0.6
REITS - Diversified	5.6
REITS - Healthcare	1.5
REITS - Hotels	3.8
REITS - Storage	3.4
Rental Auto/Equipment	0.6
Resorts/Theme Parks	0.7
Satellite Telecom	1.1
Security Services	1.1
Telephone - Integrated	2.2
Television	0.4
Theaters	4.0
Waste Management	0.6
Web Hosting/Design	1.4
100.0%

* The rate is an annualized seven-day yield at period end.
** Securities received as part of a delayed consent payment related to the potential merger of Sprint Corp. and T-Mobile US, Inc. Securities were received at no cost to the Fund.
+ Non-income producing.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2019
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $165,054,089 amounted to $905,123, which consisted of aggregate gross unrealized appreciation of $1,103,546 and aggregate gross unrealized depreciation of $198,423.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2019:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$4,232,169
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	161,727,043
Level 3 – Significant Unobservable Inputs	—
Total	$165,959,212

 +See schedule of investments for a detailed listing of securities.